Rye Patch Acquisition - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			7 Months Ended	12 Months Ended
	May 25, 2018 USD ($) shares Warrant Option $ / shares	May 25, 2018 USD ($) shares Warrant Option $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	May 25, 2018 CAD ($) shares Warrant Option $ / shares
Disclosure Of Business Combinations [Line Items]
Revenue				$ 111,541	$ 104,527	$ 105,162
Net earning				$ (136,223)	$ (14,044)	$ 11,898
Rye Patch
Disclosure Of Business Combinations [Line Items]
Acquisition, exchange ratio of common share of acquire	48.00%	48.00%					48.00%
Cash consideration | $ / shares							$ 0.001
Number of shares issued | shares	39,105,365	39,105,365	39,105,365		39,105,365		39,105,365
Cash paid to former shareholders	$ 63	$ 63					$ 81
Total consideration paid	$ 72,055	$ 72,055
Revenue			$ 37,340
Net earning			$ 11,035
Pro forma revenue					$ 127,296
Pro forma net loss					$ 15,938
Rye Patch | Warrants
Disclosure Of Business Combinations [Line Items]
Number of replacement warrants issued | Warrant	9,508,540	9,508,540					9,508,540
Weighted average fair value | (per share)	$ 0.16	$ 0.21
Rye Patch | Options
Disclosure Of Business Combinations [Line Items]
Number of replacement options issued | Option	1,511,800	1,511,800					1,511,800
Weighted average fair value | (per share)	$ 0.37	$ 0.48